RELATIONSHIP WITH AND OWNERSHIP OF VIKING ENERGY GROUP INC	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
RELATIONSHIP WITH AND OWNERSHIP OF VIKING ENERGY GROUP INC
RELATIONSHIP WITH AND OWNERSHIP OF VIKING ENERGY GROUP, INC.

NOTE 1 RELATIONSHIP WITH AND OWNERSHIP OF VIKING ENERGY GROUP, INC.

On December 23, 2020 Camber Energy, Inc. (“Camber”, the “Company”) acquired a 51% interest in Viking Energy Group, Inc. (“Viking”). On January 8, 2021 and on July 29, 2021 the Company acquired additional interests in Viking resulting in the Company owning approximately 60.9% of the outstanding common shares of Viking at March 31, 2023. The Company accounts for its investment in Viking under the equity method of accounting because the Company has the ability to exercise significant influence over the operating and financial policies of Viking, but not control. The December 2020, January 2021 and July 2021 transactions and a merger agreement signed between Camber and Viking in February 2021 are described further below.

December 23, 2020 Transaction

On December 23, 2020, the Company entered into a Securities Purchase Agreement with Viking, pursuant to which Camber acquired 26,274,510 shares (“Camber’s Investment”) of Viking common stock (“Camber’s Viking Shares”), which constituted 51% of the total outstanding common stock of Viking, in consideration of (i) Camber’s payment of $10,900,000 to Viking (the “Cash Purchase Price”), and (ii) cancellation of $9,200,000 in promissory notes issued by Viking to Camber (“Camber’s Viking Notes”). Pursuant to the purchase agreement, Viking was obligated to issue additional shares of Viking common stock to Camber, if necessary, to ensure Camber owned at least 51% of the common stock of Viking through July 1, 2022.

In connection with Camber’s Investment, the Company and Viking terminated their previous merger agreement, dated August 31, 2020, as amended, and the Company assigned its membership interests in the Company’s unconsolidated subsidiary, Elysium Energy Holdings, LLC (“Elysium”), to Viking. Also in connection with Camber’s Investment, effective December 23, 2020, the Company (i) borrowed $12,000,000 from an institutional investor; (ii) issued the investor a promissory note in the principal amount of $12,000,000, accruing interest at the rate of 10% per annum and maturing December 11, 2022 (the “Camber Investor Note”); (iii) granted the Investor a first-priority security interest in Camber’s Viking Shares and Camber’s other assets pursuant to a pledge agreement and a general security agreement, respectively; and (iv) entered into an amendment to the Company’s $6,000,000 promissory note previously issued to the investor dated December 11, 2020 (the “Additional Camber Investor Note”), amending the acceleration provision of the note to provide that the note repayment obligations would not accelerate if the Company increased its authorized capital stock by March 11, 2021 (and the Company increased its authorized capital stock in February 2021 as required). In order to close Camber’s Investment, effective December 23, 2020, Viking entered into a Guaranty Agreement, guaranteeing repayment of the Camber Investor Note and the Additional Camber Investor Note.

On December 23, 2020, the Camber Investor Note was funded, and the Company and Viking closed Camber’s Investment, with the Company paying the Cash Purchase Price to Viking and cancelling Camber’s Viking Notes, as additional consideration. In exchange, Viking issued 26,274,510 shares of its common stock to Camber, representing 51% of Viking’s total outstanding common shares, the Viking Shares. At the closing, James Doris and Frank Barker, Jr., Viking’s CEO and CFO, respectively, at the time, were appointed the CEO and CFO of Camber, and Mr. Doris was appointed a member of the Board of Directors of Camber.

Acquisition of Additional Viking Shares

On January 8, 2021, the Company entered into another purchase agreement with Viking pursuant to which the Company agreed to acquire an additional 16,153,846 shares of Viking common stock (the “Shares”) in consideration of (i) the Company issuing 1,890 shares of Camber’s Series C Redeemable Convertible Preferred Stock to EMC Capital Partners, LLC (“EMC”), one of the Viking’s lenders which held a secured promissory note issued by Viking to EMC in the original principal amount of $20,869,218 in connection with the purchase of oil and gas assets on or about February 3, 2020 (the “EMC Note”); and (ii) EMC considering the EMC Note paid in full and cancelled pursuant to the Cancellation Agreement described below.

Simultaneously, on January 8, 2021, Viking entered into a Cancellation Agreement with EMC (the “Cancellation Agreement”) pursuant to which Viking agreed to pay $325,000 to EMC, and EMC agreed to cancel and terminate in the EMC Note and all other liabilities, claims, amounts owing and other obligations under the Note. At the same time, the Company entered into a purchase agreement with EMC pursuant to which (i) the Company agreed to issue 1,890 shares of Camber’s Series C Redeemable Convertible Preferred Stock to EMC, and (ii) EMC agreed to enter into the Cancellation Agreement with Viking to cancel the EMC Note.

Merger Agreement with Viking

On February 15, 2021, the Company entered into an Agreement and Plan of Merger with Viking, which was amended on April 18, 2023 (as amended, the “Merger Agreement”). The Merger Agreement provides that, upon the terms and subject to the conditions set forth therein, a wholly owned subsidiary of the Company (“Merger Sub”) will merge with and into Viking (the “Merger”), with Viking surviving the Merger as a wholly owned subsidiary of the Company.

Upon the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each share: (i) of common stock, par value $0.001 per share, of Viking (the “Viking Common Stock”) issued and outstanding immediately prior to the Effective Time, other than shares owned by the Company, Viking and Merger Sub, will be converted into the right to receive one share of common stock of the Company (the “Camber Common Stock”); (ii) of Series C Convertible Preferred Stock of Viking (the “Viking Series C Preferred Stock”) issued and outstanding immediately prior to the Effective Time will be converted into the right to receive one share of Series A Convertible Preferred Stock of the Company (the “Camber Series A Preferred Stock”), and (iii) of Series E Convertible Preferred Stock of Viking (the “Viking Series E Preferred Stock,” and, together with the Viking Series C Preferred Stock, the “Viking Preferred Stock”) issued and outstanding immediately prior to the Effective Time will be converted into the right to receive one share of Series H Preferred Stock of the Company (the “Camber Series H Preferred Stock,” and, together with the Camber Series A Preferred Stock, the “New Camber Preferred Stock”).

Each share of Camber Series A Preferred Stock will be convertible into 890 shares of Camber Common Stock (subject to a beneficial ownership limitation preventing conversion into Camber Common Stock if the holder would be deemed to beneficially own more than 9.99% of Camber Common Stock), will be treated equally with Camber Common Stock with respect to dividends and liquidation, and will only have voting rights with respect to voting: (a) on a proposal to increase or reduce the Company’s share capital; (b) on a resolution to approve the terms of a buy-back agreement; (c) on a proposal to wind up the Company; (d) on a proposal for the disposal of all or substantially all of the Company’s property, business and undertaking; (f) during the winding-up of the Company; and/or (g) with respect to a proposed merger or consolidation in which the Company is a party or a subsidiary of the Company is a party.

Each share of Camber Series H Preferred Stock will have a face value of $10,000 per share, will be convertible into a certain number of shares of Camber Common Stock, with the conversion ratio based upon achievement of certain milestones by Viking’s subsidiary, Viking Protection Systems, LLC (provided the holder has not elected to receive the applicable portion of the purchase price in cash pursuant to that certain Purchase Agreement, dated as of February 9, 2022, by and between Viking and Jedda Holdings, LLC), will be subject to a beneficial ownership limitation of 4.99% of Camber Common Stock (but may be increased up to a maximum of 9.99% at the sole election of a holder by the provision of at least 61 days’ advance written notice) and will have voting rights equal to one vote per share of Camber Series H Preferred Stock held on a non-cumulative basis.

Holders of Viking Common Stock and Viking Preferred Stock will have any fractional shares of Camber Common Stock or New Camber Preferred Stock after the Merger rounded up to the nearest whole share.

At the Effective Time, each then outstanding option or warrant to purchase Viking Common Stock (a “Viking Option”) will, to the extent unvested, automatically become fully vested and will be converted automatically into an option or warrant (an “Adjusted Option”) to purchase, on substantially the same terms and conditions as were applicable to such Viking Option immediately prior to the effective time of the Merger, except that (i) instead of being exercisable into Viking Common Stock, such Adjusted Option will be exercisable into Camber Common Stock, and (ii) all references to the “Company” in the Viking Option agreements will be references to Camber in the Adjusted Option agreements.

At the Effective Time, each promissory note issued by Viking that is convertible into Viking Common Stock (a “Viking Convertible Note”) that, as of immediately prior to the effective time of the Merger, is outstanding and unconverted shall be converted into a promissory note convertible into Camber Common Stock (an “Adjusted Convertible Note”) having substantially the same terms and conditions as applied to the corresponding Viking Convertible Note as of immediately prior to the effective time of the Merger (including, for the avoidance of doubt, any extended post-termination conversion period that applies following consummation of the Merger), except that (i) instead of being convertible into Viking Common Stock, such Adjusted Convertible Note will be convertible into Camber Common Stock, and (ii) all references to the “Company” in the Viking Convertible Note agreements will be references to Camber in the Adjusted Convertible Note agreements..

The Merger Agreement provides, among other things, that effective as of the Effective Time, James A. Doris, the current Chief Executive Officer of both the Company and Viking, shall serve as President and Chief Executive Officer of the combined company following the Effective Time. The Merger Agreement provides that, as of the Effective Time, the combined company will have its headquarters in Houston, Texas.

The Merger Agreement also provides that, during the period from the date of the Merger Agreement until the Effective Time, each of the Company and Viking will be subject to certain restrictions on its ability to solicit alternative acquisition proposals from third parties, to provide non-public information to third parties and to engage in discussions with third parties regarding alternative acquisition proposals, subject to customary exceptions. Viking is required to hold a meeting of its stockholders to vote upon the adoption of the Merger Agreement and, subject to certain exceptions, to recommend that its stockholders vote to adopt the Merger Agreement. The Company is required to hold a meeting of its stockholders to approve the issuance of Camber Common Stock and New Camber Preferred Stock (including the shares of Camber Common Stock issuable upon conversion thereof) in connection with the Merger (the “Share Issuances”) and, subject to certain exceptions, to recommend that its stockholders approve such proposals.

The completion of the Merger is subject to customary conditions, including (i) adoption of the Merger Agreement by Viking’s stockholders and approval of the Share Issuances by Camber’s stockholders, (ii) receipt of required regulatory approvals, (iii) effectiveness of a registration statement on Form S-4 for the Camber Common Stock to be issued in the Merger (the “Form S-4”), and (iv) the absence of any law, order, injunction, decree or other legal restraint preventing the completion of the Merger or making the completion of the Merger illegal. Each party’s obligation to complete the Merger is also subject to certain additional customary conditions, including (i) subject to certain exceptions, the accuracy of the representations and warranties of the other party, (ii) subject to certain exceptions, performance by the other party of its obligations under the Merger Agreement and (iii) the absence of any material adverse effect on the other party as defined in the Merger Agreement.

Additional closing conditions to the Merger include: (i) receipt of fairness opinions from financial advisors of both the Company and Viking that the Merger is fair from a financial point of view to the holders of each company’s common stock, (ii) confirmation from the Company that it is not in default of its outstanding agreements with a certain preferred equity holder and lender, (iii) written agreement from the Company’s warrant holders regarding the number and exercise price of the Company’s outstanding warrants and that the Merger will not trigger any price adjustments in certain outstanding warrant agreements, and (iv) that, in the event the NYSE American determines that the Merger constitutes, or will constitute, a “back-door listing”/”reverse merger”, the Company (and its common stock) is required to qualify for initial listing on the NYSE American, pursuant to the applicable guidance and requirements of the NYSE as of the Effective Time.

The Merger Agreement can be terminated (i) at any time with the mutual consent of the parties; (ii) by either the Company or Viking if any governmental consent or approval required for closing is not obtained, or any governmental entity issues a final non-appealable order or similar decree preventing the Merger; (iii) by either Viking or the Company if the Merger shall not have been consummated on or before September 30, 2023; (iv) by the Company or Viking, upon the breach by the other of a term of the Merger, which is not cured within 30 days of the date of written notice thereof by the other; (v) by the Company if Viking is unable to obtain the affirmative vote of its stockholders for approval of the Merger; (vi) by Viking if the Company is unable to obtain the affirmative vote of its stockholders for approval of the Share Issuances; and (vii) by Viking or the Company if there is a willful breach of the Merger Agreement by the other party thereto.

The Merger Agreement contains customary indemnification obligations of the parties and representations and warranties.

July 2021 Transaction

On July 29, 2021, the Company entered into a Securities Purchase Agreement with Viking to acquire an additional 27,500,000 shares of Viking common stock for an aggregate purchase price of $11,000,000. The proceeds from the transaction were used by Viking to (i) acquire an approximate 60.5% interest Simson-Maxwell, Ltd, a Canadian company engaged in the manufacture and supply of industrial engines, power generation products, services and custom energy solutions; (ii) acquire a license of a patented carbon-capture system for exclusive use in Canada and for a specified number of locations in the United States; and (iii) for general working capital purposes.

Accounting for the Viking Investment

As noted above, in accordance with the terms of the Viking Investment, Mr. James A. Doris became the President and Chief Executive Officer of the Company, resulting in Mr. Doris being the President and Chief Executive Officer of each of the Company and Viking. Mr. Doris does not own any shares of the Company but he owns or controls shares of Series C Preferred Stock of Viking with significant voting rights. Such voting rights were suspended until July 1, 2022 or if Mr. Doris were no longer the Chief Executive Officer of the Company. The Company has determined that it has the ability to exercise significant influence over the operations and policies of Viking, but not control of Viking given the voting rights associated with Mr. Doris’ Series C Preferred Stock. Consequently, the Company accounts for the Viking Investment under the equity method.

NOTE 1 RELATIONSHIP WITH AND OWNERSHIP OF VIKING ENERGY GROUP, INC.

On December 23, 2020 Camber Energy, Inc. (“Camber”, the “Company”) acquired a 51% interest in Viking Energy Group, Inc. (“Viking”). On January 8, 2021 and on July 29, 2021 the Company acquired additional interests in Viking resulting in the Company owning approximately 60.9% of the outstanding common shares of Viking at December 31, 2022. The Company accounts for its investment in Viking under the equity method of accounting because the Company has the ability to exercise significant influence over the operating and financial policies of Viking, but not control. The December 2020, January 2021 and July 2021 transactions and a merger agreement signed between Camber and Viking in February 2021 are described further below.

December 23, 2020 Transaction

On December 23, 2020, the Company entered into a Securities Purchase Agreement with Viking, pursuant to which Camber acquired 26,274,510 shares (“Camber’s Investment”) of Viking common stock (“Camber’s Viking Shares”), which constituted 51% of the total outstanding common stock of Viking, in consideration of (i) Camber’s payment of $10,900,000 to Viking (the “Cash Purchase Price”), and (ii) cancellation of $9,200,000 in promissory notes issued by Viking to Camber (“Camber’s Viking Notes”). Pursuant to the purchase agreement, Viking was obligated to issue additional shares of Viking common stock to Camber, if necessary, to ensure Camber owned at least 51% of the common stock of Viking through July 1, 2022.

In connection with Camber’s Investment, the Company and Viking terminated their previous merger agreement, dated August 31, 2020, as amended, and the Company assigned its membership interests in the Company’s unconsolidated subsidiary, Elysium Energy Holdings, LLC (“Elysium”), to Viking. Also in connection with Camber’s Investment, effective December 23, 2020, the Company (i) borrowed $12,000,000 from an institutional investor; (ii) issued the investor a promissory note in the principal amount of $12,000,000, accruing interest at the rate of 10% per annum and maturing December 11, 2022 (the “Camber Investor Note”); (iii) granted the Investor a first-priority security interest in Camber’s Viking Shares and Camber’s other assets pursuant to a pledge agreement and a general security agreement, respectively; and (iv) entered into an amendment to the Company’s $6,000,000 promissory note previously issued to the investor dated December 11, 2020 (the “Additional Camber Investor Note”), amending the acceleration provision of the note to provide that the note repayment obligations would not accelerate if the Company increased its authorized capital stock by March 11, 2021 (and the Company increased its authorized capital stock in February 2021 as required). In order to close Camber’s Investment, effective December 23, 2020, Viking entered into a Guaranty Agreement, guaranteeing repayment of the Camber Investor Note and the Additional Camber Investor Note.

On December 23, 2020, the Camber Investor Note was funded, and the Company and Viking closed Camber’s Investment, with the Company paying the Cash Purchase Price to Viking and cancelling Camber’s Viking Notes, as additional consideration. In exchange, Viking issued 26,274,510 shares of its common stock to Camber, representing 51% of Viking’s total outstanding common shares, the Viking Shares. At the closing, James Doris and Frank Barker, Jr., Viking’s CEO and CFO, respectively, at the time, were appointed the CEO and CFO of Camber, and Mr. Doris was appointed a member of the Board of Directors of Camber.

Acquisition of Additional Viking Shares

On January 8, 2021, the Company entered into another purchase agreement with Viking pursuant to which the Company agreed to acquire an additional 16,153,846 shares of Viking common stock (the “Shares”) in consideration of (i) the Company issuing 1,890 shares of Camber’s Series C Redeemable Convertible Preferred Stock to EMC Capital Partners, LLC (“EMC”), one of the Viking’s lenders which held a secured promissory note issued by Viking to EMC in the original principal amount of $20,869,218 in connection with the purchase of oil and gas assets on or about February 3, 2020 (the “EMC Note”); and (ii) EMC considering the EMC Note paid in full and cancelled pursuant to the Cancellation Agreement described below.

Simultaneously, on January 8, 2021, Viking entered into a Cancellation Agreement with EMC (the “Cancellation Agreement”) pursuant to which Viking agreed to pay $325,000 to EMC, and EMC agreed to cancel and terminate in the EMC Note and all other liabilities, claims, amounts owing and other obligations under the Note. At the same time, the Company entered into a purchase agreement with EMC pursuant to which (i) the Company agreed to issue 1,890 shares of Camber’s Series C Redeemable Convertible Preferred Stock to EMC, and (ii) EMC agreed to enter into the Cancellation Agreement with Viking to cancel the EMC Note.

February 2021 Merger Agreement with Viking

On February 15, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Viking. The Merger Agreement provides that, upon the terms and subject to the conditions set forth therein, a newly formed wholly-owned subsidiary of Camber (“Merger Sub”) would merge with and into Viking (the “Merger”), with Viking surviving the Merger as a wholly-owned subsidiary of the Company.

Pursuant to the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each share: (i) of common stock, of Viking (the “Viking Common Stock”) issued and outstanding immediately prior to the Effective Time, other than shares owned by Camber, Viking and Merger Sub, will be converted into the right to receive one share of common stock of the Company; and (ii) of Series C Convertible Preferred Stock of Viking (the “Viking Preferred Stock”) issued and outstanding immediately prior to the Effective Time will be converted into the right to receive one share of Series A Convertible Preferred Stock of the Company (the “Camber Series A Preferred Stock”). Each share of Camber Series A Preferred Stock will convert into 890 shares of common stock of Camber (subject to a beneficial ownership limitation preventing conversion into Camber common stock if the holder would be deemed to beneficially own more than 9.99% of the Company’s common stock), will be treated equally with the Company’s common stock with respect to dividends and liquidation, and will only have voting rights with respect to voting: (a) on a proposal to increase or reduce the Company’s share capital; (b) on a resolution to approve the terms of a buy-back agreement; (c) on a proposal to wind up Camber; (d) on a proposal for the disposal of all or substantially all of Camber’s property, business and undertaking; (f) during the winding-up of Camber; and/or (g) with respect to a proposed merger or consolidation in which Camber is a party or a subsidiary of Camber is a party. Holders of Viking Common Stock and Viking Preferred Stock will have any fractional shares of Camber common stock or preferred stock after the Merger rounded up to the nearest whole share.

At the Effective Time, each outstanding Viking equity award, will be converted into the right to receive the merger consideration in respect of each share of Viking Common Stock underlying such equity award and, in the case of Viking stock options, be converted into vested Camber stock options based on the merger exchange ratio calculated as provided above (the “Exchange Ratio”).

The Merger Agreement provides, among other things, that effective as of the Effective Time, James A. Doris, the current Chief Executive Officer of both the Company and Viking, shall continue to serve as President and Chief Executive Officer following the Effective Time. The Merger Agreement provides that, as of the Effective Time, the Combined Company will have its headquarters in Houston, Texas.

The Merger Agreement also provides that, during the period from the date of the Merger Agreement until the Effective Time, each of Viking and the Company will be subject to certain restrictions on its ability to solicit alternative acquisition proposals from third parties, to provide non-public information to third parties and to engage in discussions with third parties regarding alternative acquisition proposals, subject to customary exceptions. Viking is required to hold a meeting of its stockholders to vote upon the adoption of the Merger Agreement and, subject to certain exceptions, to recommend that its stockholders vote to adopt the Merger Agreement. The Company is required to hold a meeting of its stockholders to approve the issuance of Viking Common Stock and Viking Preferred Stock in connection with the Merger (the “Share Issuance”).

The completion of the Merger is subject to customary conditions, including (i) adoption of the Merger Agreement by the Company’s stockholders and approval of the Share Issuance by the Company’s stockholders, (ii) receipt of required regulatory approvals, (iii) effectiveness of a registration statement on Form S-4 for the Company’s common stock to be issued in the Merger (the “Form S-4”), and (iv) the absence of any law, order, injunction, decree or other legal restraint preventing the completion of the Merger or making the completion of the Merger illegal. Each party’s obligation to complete the Merger is also subject to certain additional customary conditions, including (i) subject to certain exceptions, the accuracy of the representations and warranties of the other party, (ii) subject to certain exceptions, performance by the other party of its obligations under the Merger Agreement and (iii) the absence of any material adverse effect on the other party, as defined in the Merger Agreement.

Additional closing conditions to the Merger include that in the event the NYSE American determines that the Merger constitutes, or will constitute, a “back-door listing”/”reverse merger”, the Company (and its common stock) is required to qualify for initial listing on the NYSE American, pursuant to the applicable guidance and requirements of the NYSE as of the Effective Time.

The Merger Agreement can be terminated (i) at any time with the mutual consent of the parties; (ii) by either the Company or Viking if any governmental consent or approval required for closing is not obtained, or any governmental entity issues a final non-appealable order or similar decree preventing the Merger; (iii) by either Company or Viking if the Merger shall not have been consummated on or before August 1, 2021; (iv) by the Company or Viking, upon the breach by the other of a term of the Merger, which is not cured within 30 days of the date of written notice thereof by the other; (v) by Company or Viking is unable to obtain the affirmative vote of its stockholders for approval of the Merger; (vi) by Viking if Company is unable to obtain the affirmative vote of its stockholders required pursuant to the terms of the Merger Agreement; and (vii) by Company or Viking if there is a willful breach of the Merger Agreement by the other party thereto.

The Merger Agreement contains customary indemnification obligations of the parties and representations and warranties.

As of March 17, 2023, neither the Company nor Viking had advised of its intention to terminate the Merger Agreement. However, given the lapse of time since the date of the Merger Agreement, the Company believes it is reasonably likely that certain terms would need to be modified by the parties in order for the parties to proceed with the Merger.

On or about March 14, 2023, the Company’s Board of Directors resolved to enter into negotiations with Viking to modify certain terms of the Merger and to re-engage a valuation firm in connection with securing a fairness opinion or any other valuation report, analyses or presentations that might be necessary or appropriate regarding the Merger. As of March 17, 2023, the Company had not determined the revised terms upon which it would be prepared to proceed with the Merger. Any modifications to the terms and conditions of the Merger Agreement would be subject to the written agreement of both the Company and Viking, and there is no assurance that the Company and Viking will agree on any such proposed modifications. Moreover, the satisfaction of conditions, whether existing or new, may be outside of the Company’s control.

July 2021 Transaction

On July 29, 2021, the Company entered into a Securities Purchase Agreement with Viking to acquire an additional 27,500,000 shares of Viking common stock for an aggregate purchase price of $11,000,000. The proceeds from the transaction were used by Viking to (i) acquire an approximate 60.5% interest Simson-Maxwell, Ltd, a Canadian company engaged in the manufacture and supply of industrial engines, power generation products, services and custom energy solutions; (ii) acquire a license of a patented carbon-capture system for exclusive use in Canada and for a specified number of locations in the United States; and (iii) for general working capital purposes.

Accounting for the Viking Investment

As noted above, in accordance with the terms of the Viking Investment, Mr. James A. Doris became the President and Chief Executive Officer of the Company, resulting in Mr. Doris being the President and Chief Executive Officer of each of the Company and Viking. Mr. Doris does not own any shares of the Company but he owns or controls shares of Series C Preferred Stock of Viking with significant voting rights. Such voting rights were suspended until July 1, 2022 or if Mr. Doris were no longer the Chief Executive Officer of the Company. The Company has determined that it has the ability to exercise significant influence over the operations and policies of Viking, but not control of Viking given the voting rights associated with Mr. Doris’ Series C Preferred Stock. Consequently, the Company accounts for the Viking Investment under the equity method.